GOODWILL AND OTHER INTANGIBLE ASSETS - Future Amortization Expense (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2022	$ 55,600
2023	55,600
2024	55,600
2025	55,600
2026	55,600
Thereafter	822,832
Net Book Value	$ 1,100,832